Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription receivable [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Dec. 31, 2019	$ 5	$ 341	$ 15,012	$ (1,896,984)		$ 21,244		$ (1,860,382)
Balance, shares at Dec. 31, 2019	50,000	3,412,281
Stock-based compensation on granting of options			104,638					104,638
Net loss for the year				(607,909)		6,477		$ (601,432)
Shares of stock issued for cash, shares								0
Shares issued for exercise of warrants, shares
Ending balance at Dec. 31, 2020	$ 5	$ 341	119,650	(2,504,893)		27,721		$ (2,357,176)
Balance, shares at Dec. 31, 2020	50,000	3,412,281
Stock-based compensation on granting of options			412,447					412,447
Net loss for the year				(6,448,875)		2,884	(4,488)	(6,450,479)
Shares of stock issued for cash		$ 7	494,493					494,500
Shares of stock issued for cash, shares		75,625
Shares of stock issued for conversion of notes payable and accrued interest		$ 8	427,560					427,568
Shares of stock issued for conversion of notes payable and accrued interest, shares		83,773
Shares of stock issued for services rendered		$ 18	1,344,977					1,344,995
Shares of stock issued for acquisition of Rohuma (first tranche)		178,875
Shares of stock issued for acquisition of Rohuma (first tranche)		$ 32	2,049,789					2,049,821
Shares of stock issued for acquisition of rohuma (first tranche)		320,285
Shares of stock issued for providing note payable		$ 4	446,996					447,000
Shares of stock issued for providing note payable, shares		37,500
Conversion of Series A Preferred Stock to Common Stock	$ (5)	$ 1	4
Conversion of series A peferred stock to common stock, shares	(50,000)	6,899
Shares issued for exercise of warrants		$ 6	39					$ 45
Shares issued for exercise of warrants, shares		56,400
Stock-based compensation - warrants granted for consulting			122,070					$ 122,070
Stock-based compensation for restricted stock grants (shares not issued)			106,638					106,638
Warrants earned for acquisition of Mimo			984,268					984,268
Ending balance at Dec. 31, 2021		$ 417	$ 6,508,931	$ (8,953,768)		$ 30,605	$ (4,488)	$ (2,418,303)
Balance, shares at Dec. 31, 2021		4,171,638